Inventories, Net - Schedule of Provision for Inventories (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Provision for Inventories [Abstract]
Balance at beginning of period	$ 40,968	$ 42,687
Current period addition	7,289	30,507
Charge off		(21,405)
Foreign currency translation adjustment	1,427	(1,437)
Balance at the end of period	$ 49,684	$ 50,352